                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         GEM Value Partners, L.L.C.
                 -------------------------------
   Address:      900 N. Michigan Avenue
                 -------------------------------
                 Suite 1450
                 -------------------------------
                 Chicago, IL 60611
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

               GEM Capital, L.L.C.              GEM Capital, L.L.C.              GEM Capital, L.L.C.

Name:           Michael A. Elrad                  Barry A. Malkin                  Norm S. Geller
         -------------------------------  -------------------------------  -------------------------------
Title:               V.P.                               V.P.                            V.P.
         -------------------------------  -------------------------------  -------------------------------
Phone:            312-915-2864                     312-915-2877                     312-915-3577
         -------------------------------  -------------------------------  -------------------------------

Signature, Place, and Date of Signing:

          /s/ Michael A. Elrad        Chicago, Illinois     3/22/2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

          /s/ Barry A. Malkin         Chicago, Illinois     3/22/2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

          /s/ Norm S. Geller          Chicago, Illinois     3/22/2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number      Name
        28-
           ------------------     ------------------------------------
        [Repeat as necessary]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  2
                                        --------------------

Form 13F Information Table Entry Total:            27
                                        --------------------

Form 13F Information Table Value Total:       179,949
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.               Form 13F File Number                     Name
      1                28-                                      GEM Capital, L.L.C.
     ---                  -----------------                     ----------------------------

     [Repeat as necessary.]

      2                                                         Atrium GEM Partners, LLC
     ---                                                        ----------------------------

                                 GEM 13F FILING
                                December 31, 2003
                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------- ---------------- --------- --------  ------------------ ---------- -------- -------------------------
                                                      VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
------------------------- ---------------- --------- --------  --------- --- ---- ---------- -------- --------- -------- ------
AMERICAN HOME MTG INVT
  CORP                           COM       02660R107    5,992    266,214  SH         SHARED    1,2      266,214
AMB PROPERTY CORP                COM       00163T109   14,483    440,470  SH         SHARED    1,2      440,470
AVALONBAY CMNTYS INC             COM       053484101    5,586    116,870  SH         SHARED    1,2      116,870
BOSTON PROPERTIES INC            COM       101121101    9,105    188,938  SH         SHARED    1,2      188,938
D R HORTON INC                   COM       23331A109    8,595    198,672  SH         SHARED    1,2      198,672
FRIEDMAN BILLINGS RAMSEY
  GRO                            CL A      358434108   11,006    476,847  SH         SHARED    1,2      476,847
FEDERAL REALTY INVT TR     SH BEN INT NEW  313747206    9,009    234,672  SH         SHARED    1,2      234,672
GENERAL GROWTH PPTYS INC         COM       370021107    5,622    202,611  SH         SHARED    1,2      202,611
GLENBOROUGH RLTY TR INC     PFD CV SER A%  37803P204      738     29,962  SH         SHARED    1,2       29,962
HEALTH CARE REIT INC             COM       42217K106    6,423    178,425  SH         SHARED    1,2      178,425
HILTON HOTELS CORP               COM       432848109      373     21,754  SH         SHARED    1,2       21,754
HOST MARRIOTT CORP NEW           COM       44107P104   12,251    994,384  SH         SHARED    1,2      994,384
HRPT PPTYS TR              COM SH BEN INT  40426W101    4,812    476,879  SH         SHARED    1,2      476,879
LENNAR CORP                     CL B       526057302    1,119     12,238  SH         SHARED    1,2       12,238
LA QUINTA CORP               PAIRED CTF    50419U202   10,702  1,669,599  SH         SHARED    1,2    1,669,599
MERISTAR HOSPITALITY CORP        COM       58984Y103    1,340    205,900  SH         SHARED    1,2      205,900
MAGUIRE PPTYS INC                COM       559775101    2,101     86,473  SH         SHARED    1,2       86,473
NEWCASTLE INVT CORP              COM       65105M108      753     27,790  SH         SHARED    1,2       27,790
PULTE HOMES INC                  COM       745867101   13,259    141,626  SH         SHARED    1,2      141,626
RECKSON ASSOCS RLTY CORP         COM       75621K106    4,945    203,503  SH         SHARED    1,2      203,503
RECKSON ASSOCS RLTY CORP    PFD CV SER A%  75621K205    4,409    174,601  SH         SHARED    1,2      174,601
REGENCY CTRS CORP                COM       758849103    6,157    154,515  SH         SHARED    1,2      154,515
ROUSE CO                         COM       779273101    8,619    183,383  SH         SHARED    1,2      183,383
ISTAR FINL INC                   COM       45031U101   13,163    338,374  SH         SHARED    1,2      338,374
TAUBMAN CTRS INC                 COM       876664103    5,315    258,003  SH         SHARED    1,2      258,003
TOLL BROTHERS INC                COM       889478103   10,338    260,013  SH         SHARED    1,2      260,013
VENTAS INC                       COM       92276F100    3,734    169,737  SH         SHARED    1,2      169,737

                                                     -------------------                              ---------
                           TOTAL:                     179,949  7,712,453                              7,712,453
                                                     ===================                              =========